ALGER

THE ALGER FUNDS

QUARTERLY REPORT

JULY 31, 2023

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments July 31, 2023 (Unaudited)

COMMON STOCKS—99.4%	SHARES	VALUE
ADVERTISING—0.9%
The Trade Desk, Inc., Cl. A*	179,586	$16,389,018
AEROSPACE & DEFENSE—2.9%
HEICO Corp.	83,144	14,631,681
TransDigm Group, Inc.	43,347	39,000,163
		53,631,844
AGRICULTURAL & FARM MACHINERY—0.4%
Deere & Co.	16,572	7,119,331
APPAREL ACCESSORIES & LUXURY GOODS—0.5%
LVMH Moet Hennessy Louis Vuitton SE	10,121	9,400,060
APPLICATION SOFTWARE—4.2%
Adobe, Inc.*	48,144	26,294,808
Cadence Design Systems, Inc.*	52,379	12,257,210
Datadog, Inc., Cl. A*	123,256	14,386,440
Intuit, Inc.	31,146	15,937,408
Salesforce, Inc.*	38,955	8,765,265
		77,641,131
AUTOMOBILE MANUFACTURERS—1.7%
Tesla, Inc.*	117,035	31,298,670
AUTOMOTIVE PARTS & EQUIPMENT—0.4%
Mobileye Global, Inc., Cl. A*	190,281	7,264,929
BIOTECHNOLOGY—2.6%
Natera, Inc.*	449,768	20,338,509
Vaxcyte, Inc.*	344,071	16,536,052
Vertex Pharmaceuticals, Inc.*	30,986	10,917,607
		47,792,168
BROADLINE RETAIL—8.0%
Amazon.com, Inc.*	850,895	113,747,644
MercadoLibre, Inc.*	26,098	32,310,629
		146,058,273
CARGO GROUND TRANSPORTATION—0.4%
Old Dominion Freight Line, Inc.	15,592	6,540,688
CASINOS & GAMING—3.6%
DraftKings, Inc., Cl. A*	442,142	14,051,273
Flutter Entertainment PLC*	99,296	19,749,929
Las Vegas Sands Corp.*	329,042	19,680,002
MGM Resorts International	256,339	13,014,331
		66,495,535
CONSTRUCTION & ENGINEERING—0.4%
Quanta Services, Inc.	34,082	6,871,613
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.5%
Wabtec Corp.	79,701	9,439,786
CONSTRUCTION MATERIALS—1.4%
Martin Marietta Materials, Inc.	58,128	25,951,827
DIVERSIFIED BANKS—1.0%
JPMorgan Chase & Co.	118,380	18,699,305

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—99.4% (CONT.)	SHARES	VALUE
DIVERSIFIED SUPPORT SERVICES—0.2%
Cintas Corp.	6,948	$3,488,174
ELECTRICAL COMPONENTS & EQUIPMENT—0.4%
Eaton Corp. PLC	38,489	7,902,561
ENVIRONMENTAL & FACILITIES SERVICES—1.1%
GFL Environmental, Inc.	588,406	20,088,181
FINANCIAL EXCHANGES & DATA—2.0%
CME Group, Inc., Cl. A	53,904	10,724,740
S&P Global, Inc.	68,355	26,966,731
		37,691,471
HEALTHCARE DISTRIBUTORS—0.9%
McKesson Corp.	39,472	15,883,533
HEALTHCARE EQUIPMENT—3.1%
Boston Scientific Corp.*	366,197	18,987,315
Dexcom, Inc.*	91,618	11,411,938
GE HealthCare Technologies, Inc.	101,230	7,895,940
Intuitive Surgical, Inc.*	55,873	18,125,201
		56,420,394
HEALTHCARE FACILITIES—0.8%
Acadia Healthcare Co., Inc.*	181,097	14,312,096
HOTELS RESORTS & CRUISE LINES—1.7%
Booking Holdings, Inc.*	3,374	10,023,479
Trip.com Group Ltd.#,*	503,930	20,681,287
		30,704,766
INDUSTRIAL GASES—0.5%
Air Products & Chemicals, Inc.	30,811	9,407,523
INTERACTIVE MEDIA & SERVICES—9.2%
Alphabet, Inc., Cl. C*	610,978	81,327,282
Meta Platforms, Inc., Cl. A*	260,434	82,974,272
Pinterest, Inc., Cl. A*	165,823	4,807,209
		169,108,763
INTERNET SERVICES & INFRASTRUCTURE—0.4%
MongoDB, Inc., Cl. A*	18,490	7,828,666
LIFE SCIENCES TOOLS & SERVICES—1.1%
Danaher Corp.	80,044	20,416,023
MANAGED HEALTHCARE—1.3%
UnitedHealth Group, Inc.	45,544	23,062,115
MOVIES & ENTERTAINMENT—2.2%
Liberty Media Corp. Series C Liberty Formula One*	152,692	11,085,439
Netflix, Inc.*	67,430	29,599,747
		40,685,186
OIL & GAS EQUIPMENT & SERVICES—1.0%
Schlumberger NV	327,692	19,117,551

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—99.4% (CONT.)	SHARES	VALUE
OIL & GAS EXPLORATION & PRODUCTION—2.0%
Diamondback Energy, Inc.	90,194	$13,287,380
Hess Corp.	73,689	11,180,832
Pioneer Natural Resources Co.	55,747	12,580,426
		37,048,638
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy, Inc.	58,612	9,486,938
PASSENGER GROUND TRANSPORTATION—0.6%
Uber Technologies, Inc.*	206,334	10,205,280
PHARMACEUTICALS—1.5%
AstraZeneca PLC#	151,115	10,834,946
Eli Lilly & Co.	20,768	9,440,094
Reata Pharmaceuticals, Inc., Cl. A*	42,402	7,020,923
		27,295,963
SEMICONDUCTORS—13.2%
Advanced Micro Devices, Inc.*	121,708	13,923,395
Broadcom, Inc.	4,015	3,608,080
First Solar, Inc.*	39,403	8,172,182
Marvell Technology, Inc.	538,913	35,099,404
NVIDIA Corp.	316,144	147,730,930
ON Semiconductor Corp.*	78,632	8,472,598
Taiwan Semiconductor Manufacturing Co., Ltd.#	245,277	24,319,214
		241,325,803
SPECIALTY CHEMICALS—0.9%
Albemarle Corp.	74,288	15,769,857
SYSTEMS SOFTWARE—14.8%
Microsoft Corp.	708,830	238,110,173
Oracle Corp.	123,781	14,510,847
Palo Alto Networks, Inc.*	5,870	1,467,265
ServiceNow, Inc.*	29,139	16,988,037
		271,076,322
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.4%
Apple, Inc.	695,096	136,551,609
TRANSACTION & PAYMENT PROCESSING SERVICES—3.7%
Toast, Inc., Cl. A*	414,386	9,145,499
Visa, Inc., Cl. A	248,516	59,079,709
		68,225,208
TOTAL COMMON STOCKS
(Cost $987,659,807)		1,823,696,799

PREFERRED STOCKS—0.1%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Chime Financial, Inc., Series G*,@,(a)	27,841	1,194,657
(Cost $1,922,972)		1,194,657

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

SPECIAL PURPOSE VEHICLE—0.2%		VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.2%
Crosslink Ventures Capital C, LLC, Cl. A*,@,(a),(b)		$2,890,773
(Cost $2,775,000)		2,890,773
Total Investments
(Cost $992,357,779)	99.7%	$1,827,782,229
Affiliated Securities (Cost $2,775,000)		2,890,773
Unaffiliated Securities (Cost $989,582,779)		1,824,891,456
Other Assets in Excess of Liabilities	0.3%	5,977,584
NET ASSETS	100.0%	$1,833,759,813

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).

(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 7/31/2023
Chime Financial, Inc., Series G	8/24/21	$1,922,972	0.06%	$1,194,657	0.06%
Crosslink Ventures Capital C, LLC, Cl. A	10/2/20	2,775,000	0.08%	2,890,773	0.16%
Total				$4,085,430	0.22%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND

Schedule of Investments July 31, 2023 (Unaudited)

COMMON STOCKS—95.6%	SHARES	VALUE
ADVERTISING—4.1%
The Trade Desk, Inc., Cl. A*	12,994	$1,185,832
AEROSPACE & DEFENSE—2.0%
TransDigm Group, Inc.	642	577,620
APPLICATION SOFTWARE—2.0%
Datadog, Inc., Cl. A*	5,015	585,351
AUTOMOBILE MANUFACTURERS—1.1%
Rivian Automotive, Inc., Cl. A*	11,309	312,581
BIOTECHNOLOGY—6.2%
ADMA Biologics, Inc.*	215,508	894,358
Cabaletta Bio, Inc.*	68,085	927,318
		1,821,676
BROADLINE RETAIL—7.8%
Amazon.com, Inc.*	10,070	1,346,157
Etsy, Inc.*	3,080	313,082
MercadoLibre, Inc.*	515	637,596
		2,296,835
CASINOS & GAMING—3.2%
DraftKings, Inc., Cl. A*	15,410	489,730
Flutter Entertainment PLC*	2,250	447,524
		937,254
COMMUNICATIONS EQUIPMENT—4.5%
Arista Networks, Inc.*	8,577	1,330,207
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.2%
908 Devices, Inc.*	49,612	345,300
HEALTHCARE EQUIPMENT—5.9%
Dexcom, Inc.*	2,318	288,730
Impulse Dynamics PLC, Class E*,@,(a)	164,939	544,299
TransMedics Group, Inc.*	9,598	894,341
		1,727,370
HEALTHCARE TECHNOLOGY—0.5%
Veeva Systems, Inc., Cl. A*	752	153,573
HOTELS RESORTS & CRUISE LINES—8.3%
Airbnb, Inc., Cl. A*	1,968	299,510
Booking Holdings, Inc.*	194	576,335
Lindblad Expeditions Holdings, Inc.*	57,805	683,255
Trip.com Group Ltd.#,*	21,481	881,580
		2,440,680
INTERACTIVE MEDIA & SERVICES—13.0%
Alphabet, Inc., Cl. A*	11,194	1,485,668
Match Group, Inc.*	18,934	880,620
Meta Platforms, Inc., Cl. A*	4,553	1,450,586
		3,816,874
INTERNET SERVICES & INFRASTRUCTURE—2.1%
Shopify, Inc., Cl. A*	9,096	614,708
MOVIES & ENTERTAINMENT—2.5%
Live Nation Entertainment, Inc.*	6,467	567,479
Netflix, Inc.*	349	153,201
		720,680

THE ALGER FUNDS | ALGER 35 FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—95.6% (CONT.)	SHARES	VALUE
OIL & GAS EXPLORATION & PRODUCTION—5.0%
Pioneer Natural Resources Co.	6,486	$1,463,696
REAL ESTATE SERVICES—2.1%
Compass, Inc., Cl. A*	149,342	625,743
SEMICONDUCTOR MATERIALS & EQUIPMENT—5.0%
SolarEdge Technologies, Inc.*	6,091	1,470,733
SEMICONDUCTORS—9.7%
Marvell Technology, Inc.	2,324	151,362
NVIDIA Corp.	4,500	2,102,805
Rambus, Inc.*	9,366	586,405
		2,840,572
SYSTEMS SOFTWARE—7.1%
Microsoft Corp.	6,150	2,065,908
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.3%
Apple, Inc.	3,395	666,948
TOTAL COMMON STOCKS
(Cost $24,968,441)		28,000,141
Total Investments
(Cost $24,968,441)	95.6%	$28,000,141
Unaffiliated Securities (Cost $24,968,441)		28,000,141
Other Assets in Excess of Liabilities	4.4%	1,299,834
NET ASSETS	100.0%	$29,299,975

*	Non-income producing security.
#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 7/31/2023
Impulse Dynamics PLC, Class E	6/2/23	$544,299	1.97%	$544,299	1.86%
Total				$544,299	1.86%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND

Schedule of Investments July 31, 2023 (Unaudited)

COMMON STOCKS—91.8%	SHARES	VALUE
AEROSPACE & DEFENSE—1.5%
General Dynamics Corp.	5,161	$1,153,896
RTX Corp.	19,001	1,670,758
TransDigm Group, Inc.	2,476	2,227,707
		5,052,361
APPLICATION SOFTWARE—1.1%
Adobe, Inc.*	6,939	3,789,874
ASSET MANAGEMENT & CUSTODY BANKS—2.9%
BlackRock, Inc., Cl. A	6,750	4,987,237
Blackstone, Inc.	34,194	3,583,189
The Carlyle Group, Inc.	28,838	1,028,075
		9,598,501
BIOTECHNOLOGY—3.0%
AbbVie, Inc.	46,601	6,970,578
Amgen, Inc.	7,450	1,744,417
Gilead Sciences, Inc.	16,572	1,261,792
		9,976,787
BROADLINE RETAIL—2.2%
Amazon.com, Inc.*	56,435	7,544,231
BUILDING PRODUCTS—0.6%
Johnson Controls International PLC	27,591	1,918,954
CABLE & SATELLITE—1.2%
Comcast Corp., Cl. A	87,118	3,942,961
COMMODITY CHEMICALS—0.3%
Dow, Inc.	16,874	952,875
COMMUNICATIONS EQUIPMENT—1.0%
Cisco Systems, Inc.	64,544	3,358,870
CONSUMER ELECTRONICS—0.4%
Garmin Ltd.	13,701	1,450,799
CONSUMER STAPLES MERCHANDISE RETAIL—0.8%
Walmart, Inc.	16,865	2,696,039
COPPER—0.6%
Southern Copper Corp.	24,207	2,116,660
DIVERSIFIED BANKS—4.2%
Bank of America Corp.	119,052	3,809,664
JPMorgan Chase & Co.	65,009	10,268,822
		14,078,486
ELECTRIC UTILITIES—0.6%
NextEra Energy, Inc.	27,588	2,022,200
ELECTRICAL COMPONENTS & EQUIPMENT—1.6%
Eaton Corp., PLC	26,751	5,492,515
FINANCIAL EXCHANGES & DATA—1.0%
CME Group, Inc., Cl. A	17,081	3,398,436
FOOD DISTRIBUTORS—0.5%
Sysco Corp.	23,111	1,763,600
GOLD—0.3%
Newmont Corp.	25,323	1,086,863
HEALTHCARE DISTRIBUTORS—0.6%
Cardinal Health, Inc.	21,057	1,926,084

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—91.8% (CONT.)	SHARES	VALUE
HEALTHCARE EQUIPMENT—0.6%
Medtronic PLC	21,661	$1,900,969
HOME IMPROVEMENT RETAIL—2.5%
The Home Depot, Inc.	25,325	8,454,498
HOUSEHOLD PRODUCTS—1.5%
The Procter & Gamble Co.	33,253	5,197,444
INDUSTRIAL CONGLOMERATES—1.6%
Honeywell International, Inc.	28,196	5,473,690
INDUSTRIAL GASES—1.2%
Air Products & Chemicals, Inc.	12,931	3,948,222
INTEGRATED OIL & GAS—3.9%
Chevron Corp.	36,643	5,996,994
Exxon Mobil Corp.	43,030	4,614,537
TotalEnergies SE#	44,074	2,681,903
		13,293,434
INTEGRATED TELECOMMUNICATION SERVICES—0.8%
Verizon Communications, Inc.	73,603	2,508,390
INTERACTIVE MEDIA & SERVICES—7.1%
Alphabet, Inc., Cl. A*	83,368	11,064,601
Alphabet, Inc., Cl. C*	65,999	8,785,127
Meta Platforms, Inc., Cl. A*	13,239	4,217,945
		24,067,673
INVESTMENT BANKING & BROKERAGE—2.3%
Morgan Stanley	82,888	7,589,225
LEISURE FACILITIES—0.4%
Vail Resorts, Inc.	6,054	1,425,656
MANAGED HEALTHCARE—2.7%
UnitedHealth Group, Inc.	17,982	9,105,545
MULTI-LINE INSURANCE—0.5%
The Hartford Financial Services Group, Inc.	21,232	1,526,156
MULTI-UTILITIES—0.6%
Sempra Energy	14,099	2,101,033
OIL & GAS EXPLORATION & PRODUCTION—0.5%
Pioneer Natural Resources Co.	7,593	1,713,512
OIL & GAS STORAGE & TRANSPORTATION—0.4%
ONEOK, Inc.	21,700	1,454,768
PERSONAL CARE PRODUCTS—0.0%
Kenvue, Inc.*	1,891	44,779
PHARMACEUTICALS—6.1%
AstraZeneca PLC#	42,175	3,023,948
Bristol-Myers Squibb Co.	25,520	1,587,089
Eli Lilly & Co.	8,460	3,845,493
GSK PLC#	25,088	892,380
Johnson & Johnson	32,186	5,392,121
Merck & Co., Inc.	20,845	2,223,119
Novartis AG#	14,930	1,566,157
Pfizer, Inc.	59,637	2,150,510
		20,680,817

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—91.8% (CONT.)	SHARES	VALUE
RAIL TRANSPORTATION—0.7%
Union Pacific Corp.	9,944	$2,307,207
RESTAURANTS—1.5%
McDonald's Corp.	9,160	2,685,712
Starbucks Corp.	22,945	2,330,524
		5,016,236
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.9%
KLA Corp.	18,813	9,668,941
SEMICONDUCTORS—5.4%
Broadcom, Inc.	12,703	11,415,551
QUALCOMM, Inc.	34,891	4,611,544
Taiwan Semiconductor Manufacturing Co., Ltd.#	23,422	2,322,291
		18,349,386
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.6%
PepsiCo, Inc.	26,841	5,031,614
The Coca-Cola Co.	62,552	3,873,845
		8,905,459
SYSTEMS SOFTWARE—10.0%
Microsoft Corp.	92,806	31,175,392
Oracle Corp.	20,566	2,410,952
		33,586,344
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—9.0%
Apple, Inc.	154,200	30,292,590
TOBACCO—1.2%
Altria Group, Inc.	47,999	2,180,115
Philip Morris International, Inc.	17,327	1,727,848
		3,907,963
TRANSACTION & PAYMENT PROCESSING SERVICES—1.4%
Visa, Inc., Cl. A	19,475	4,629,792
TOTAL COMMON STOCKS
(Cost $190,826,780)		309,316,825

MASTER LIMITED PARTNERSHIP—0.5%	SHARES	VALUE
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy Partners LP	35,211	1,818,648
(Cost $1,508,792)		1,818,648

REAL ESTATE INVESTMENT TRUST—3.5%	SHARES	VALUE
HEALTHCARE—0.6%
Welltower, Inc.	24,010	1,972,422
INDUSTRIAL—0.4%
Prologis, Inc.	11,480	1,432,130
MORTGAGE—0.5%
Blackstone Mortgage Trust, Inc., Cl. A	67,406	1,549,664
RETAIL—0.7%
Simon Property Group, Inc.	18,684	2,328,026
SPECIALIZED—0.5%
Lamar Advertising Co., Cl. A	18,096	1,786,075

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—3.5% (CONT.)	SHARES	VALUE
TELECOM TOWER—0.8%
Crown Castle, Inc.	25,786	$2,792,366
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $12,063,404)		11,860,683
Total Investments
(Cost $204,398,976)	95.8%	$322,996,156
Unaffiliated Securities (Cost $204,398,976)		322,996,156
Other Assets in Excess of Liabilities	4.2%	14,101,792
NET ASSETS	100.0%	$337,097,948

#	American Depositary Receipts.
*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS | ER MID CAP GROWTH FUND

Schedule of Investments July 31, 2023 (Unaudited)

COMMON STOCKS—97.1%	SHARES	VALUE
ADVERTISING—2.6%
The Trade Desk, Inc., Cl. A*	64,532	$5,889,190
AEROSPACE & DEFENSE—4.7%
HEICO Corp.	29,507	5,192,642
TransDigm Group, Inc.	6,070	5,461,300
		10,653,942
APPAREL ACCESSORIES & LUXURY GOODS—0.5%
Lululemon Athletica, Inc.*	2,858	1,081,839
APPLICATION SOFTWARE—11.5%
Bill.com Holdings, Inc.*	12,905	1,617,513
Cadence Design Systems, Inc.*	13,549	3,170,601
Constellation Software, Inc.	2,045	4,319,891
Datadog, Inc., Cl. A*	43,547	5,082,806
Guidewire Software, Inc.*	41,829	3,547,936
Manhattan Associates, Inc.*	16,726	3,188,310
Procore Technologies, Inc.*	25,933	1,967,018
The Descartes Systems Group, Inc.*	40,289	3,141,922
		26,035,997
ASSET MANAGEMENT & CUSTODY BANKS—1.6%
Ares Management Corp., Cl. A	36,703	3,641,672
AUTOMOTIVE PARTS & EQUIPMENT—0.8%
Mobileye Global, Inc., Cl. A*	46,905	1,790,833
AUTOMOTIVE RETAIL—1.6%
AutoZone, Inc.*	1,494	3,707,690
BIOTECHNOLOGY—2.9%
Apellis Pharmaceuticals, Inc.*	6,485	166,988
Celldex Therapeutics, Inc.*	34,880	1,233,357
Natera, Inc.*	83,251	3,764,610
Vaxcyte, Inc.*	29,130	1,399,988
		6,564,943
BUILDING PRODUCTS—0.7%
Trex Co., Inc.*	24,381	1,685,702
CARGO GROUND TRANSPORTATION—2.3%
Old Dominion Freight Line, Inc.	12,228	5,129,524
CONSTRUCTION & ENGINEERING—1.5%
WillScot Mobile Mini Holdings Corp.*	73,116	3,505,912
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—1.6%
Wabtec Corp.	29,991	3,552,134
CONSTRUCTION MATERIALS—2.1%
Martin Marietta Materials, Inc.	10,798	4,820,875
CONSUMER STAPLES MERCHANDISE RETAIL—0.9%
BJ's Wholesale Club Holdings, Inc.*	29,339	1,945,469
ELECTRONIC COMPONENTS—2.0%
Amphenol Corp., Cl. A	51,084	4,511,228
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.4%
Novanta, Inc.*	18,133	3,207,728
ENVIRONMENTAL & FACILITIES SERVICES—3.2%
GFL Environmental, Inc.	215,141	7,344,914

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—97.1% (CONT.)	SHARES	VALUE
FINANCIAL EXCHANGES & DATA—2.7%
MSCI, Inc., Cl. A	11,045	$6,053,544
HEALTHCARE EQUIPMENT—6.9%
Dexcom, Inc.*	34,945	4,352,749
IDEXX Laboratories, Inc.*	9,738	5,401,961
Insulet Corp.*	10,771	2,980,874
Teleflex, Inc.	10,971	2,755,586
		15,491,170
HEALTHCARE FACILITIES—1.8%
Acadia Healthcare Co., Inc.*	50,330	3,977,580
HEALTHCARE TECHNOLOGY—1.7%
Veeva Systems, Inc., Cl. A*	18,585	3,795,429
HOME IMPROVEMENT RETAIL—2.0%
Floor & Decor Holdings, Inc., Cl. A*	38,487	4,420,232
HOMEBUILDING—1.0%
NVR, Inc.*	356	2,245,093
HOTELS RESORTS & CRUISE LINES—1.8%
Hilton Worldwide Holdings, Inc.	26,893	4,181,592
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.9%
Paycom Software, Inc.	11,513	4,245,534
INSURANCE BROKERS—1.0%
Ryan Specialty Holdings, Inc., Cl. A*	49,923	2,163,663
INTERACTIVE MEDIA & SERVICES—0.8%
Pinterest, Inc., Cl. A*	59,119	1,713,860
INTERNET SERVICES & INFRASTRUCTURE—2.1%
MongoDB, Inc., Cl. A*	11,083	4,692,542
IT CONSULTING & OTHER SERVICES—1.5%
Globant SA*	19,246	3,362,854
LIFE SCIENCES TOOLS & SERVICES—5.9%
Mettler-Toledo International, Inc.*	2,306	2,899,726
Repligen Corp.*	27,363	4,694,396
West Pharmaceutical Services, Inc.	15,831	5,826,441
		13,420,563
METAL, GLASS & PLASTIC CONTAINERS—0.5%
Ball Corp.	18,121	1,063,521
MOVIES & ENTERTAINMENT—1.8%
Liberty Media Corp. Series C Liberty Formula One*	48,052	3,488,575
Live Nation Entertainment, Inc.*	6,387	560,459
		4,049,034
OIL & GAS EXPLORATION & PRODUCTION—2.8%
Diamondback Energy, Inc.	42,818	6,307,948
OTHER SPECIALTY RETAIL—0.5%
Five Below, Inc.*	5,421	1,129,411
PROPERTY & CASUALTY INSURANCE—1.3%
Intact Financial Corp.	19,904	2,940,060
REAL ESTATE SERVICES—5.0%
CoStar Group, Inc.*	47,299	3,971,697
FirstService Corp.	46,512	7,285,175
		11,256,872

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—97.1% (CONT.)	SHARES	VALUE
RESEARCH & CONSULTING SERVICES—3.4%
TransUnion	34,766	$2,770,502
Verisk Analytics, Inc., Cl. A	21,306	4,877,796
		7,648,298
RESTAURANTS—3.3%
Chipotle Mexican Grill, Inc., Cl. A*	1,801	3,534,066
Domino's Pizza, Inc.	9,945	3,945,580
		7,479,646
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.6%
KLA Corp.	2,455	1,261,747
SEMICONDUCTORS—4.9%
Lattice Semiconductor Corp.*	21,563	1,960,939
Marvell Technology, Inc.	83,569	5,442,849
ON Semiconductor Corp.*	33,580	3,618,245
		11,022,033
TOTAL COMMON STOCKS
(Cost $185,521,036)		218,991,818

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	219,610	—
(Cost $988,245)		—

RIGHTS—0.2%	SHARES	VALUE
BIOTECHNOLOGY—0.2%
Tolero CDR*,@,(a),(c)	590,059	407,141
(Cost $315,501)		407,141
SPECIAL PURPOSE VEHICLE—0.8%		VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.8%
Crosslink Ventures Capital C, LLC, Cl. A*,@,(a),(b)		1,250,064
Crosslink Ventures Capital C, LLC, Cl. B*,@,(a),(b)		497,724
		1,747,788
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $1,675,000)		1,747,788
Total Investments
(Cost $188,499,782)	98.1%	$221,146,747
Affiliated Securities (Cost $2,663,245)		1,747,788
Unaffiliated Securities (Cost $185,836,537)		219,398,959
Other Assets in Excess of Liabilities	1.9%	4,369,761
NET ASSETS	100.0%	$225,516,508

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Contingent Deferred Rights.
*	Non-income producing security.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2023
Crosslink Ventures Capital C, LLC, Cl. A	10/2/20	$1,200,000	0.50%	$1,250,064	0.56%
Crosslink Ventures Capital C, LLC, Cl. B	12/16/20	475,000	0.19%	497,724	0.22%
Prosetta Biosciences, Inc., Series D	2/6/15	988,245	0.50%	0	0.00%
Tolero CDR	2/6/17	315,501	0.19%	407,141	0.18%
Total				$2,154,929	0.96%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND

Schedule of Investments July 31, 2023 (Unaudited)

COMMON STOCKS—99.6%	SHARES	VALUE
ADVERTISING—2.1%
The Trade Desk, Inc., Cl. A*	69,611	$6,352,700
AEROSPACE & DEFENSE—4.4%
Axon Enterprise, Inc.*	27,827	5,173,874
HEICO Corp.	45,840	8,066,923
		13,240,797
APPLICATION SOFTWARE—22.2%
Agilysys, Inc.*	95,936	7,063,768
ANSYS, Inc.*	21,017	7,189,916
AppFolio, Inc., Cl. A*	39,850	7,196,511
Bentley Systems, Inc., Cl. B	165,656	8,925,545
Bill.com Holdings, Inc.*	32,675	4,095,484
Cadence Design Systems, Inc.*	33,663	7,877,479
Datadog, Inc., Cl. A*	72,011	8,405,124
Manhattan Associates, Inc.*	23,022	4,388,454
Splunk, Inc.*	54,227	5,874,411
Tyler Technologies, Inc.*	15,764	6,252,475
		67,269,167
AUTOMOTIVE PARTS & EQUIPMENT—1.0%
Mobileye Global, Inc., Cl. A*	77,873	2,973,191
AUTOMOTIVE RETAIL—2.2%
O'Reilly Automotive, Inc.*	6,996	6,476,827
BIOTECHNOLOGY—6.2%
Exact Sciences Corp.*	45,439	4,432,120
Madrigal Pharmaceuticals, Inc.*	16,641	3,416,397
Natera, Inc.*	239,284	10,820,423
		18,668,940
CARGO GROUND TRANSPORTATION—2.5%
Old Dominion Freight Line, Inc.	18,188	7,629,684
CASINOS & GAMING—2.4%
Flutter Entertainment PLC*	36,951	7,349,537
COMMUNICATIONS EQUIPMENT—1.0%
Arista Networks, Inc.*	18,991	2,945,314
CONSTRUCTION MATERIALS—1.7%
Martin Marietta Materials, Inc.	11,306	5,047,677
ELECTRICAL COMPONENTS & EQUIPMENT—2.4%
Vertiv Holdings Co., Cl. A	282,395	7,345,094
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.4%
Novanta, Inc.*	41,410	7,325,429
FOOTWEAR—1.7%
Deckers Outdoor Corp.*	9,421	5,122,103
HEALTHCARE EQUIPMENT—6.0%
Dexcom, Inc.*	52,180	6,499,541
IDEXX Laboratories, Inc.*	14,755	8,185,041
Shockwave Medical, Inc.*	13,779	3,590,807
		18,275,389
HEALTHCARE TECHNOLOGY—2.2%
Veeva Systems, Inc., Cl. A*	32,551	6,647,565

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—99.6% (CONT.)	SHARES	VALUE
HOME IMPROVEMENT RETAIL—1.6%
Floor & Decor Holdings, Inc., Cl. A*	42,662	$4,899,731
INTERACTIVE MEDIA & SERVICES—2.8%
Baidu, Inc.#,*	20,634	3,218,698
Pinterest, Inc., Cl. A*	185,390	5,374,456
		8,593,154
INTERNET SERVICES & INFRASTRUCTURE—7.8%
Cloudflare, Inc., Cl. A*	91,268	6,276,500
MongoDB, Inc., Cl. A*	21,842	9,247,903
Shopify, Inc., Cl. A*	118,272	7,992,822
		23,517,225
LIFE SCIENCES TOOLS & SERVICES—4.6%
Avantor, Inc.*	137,030	2,818,707
Illumina, Inc.*	24,830	4,771,085
West Pharmaceutical Services, Inc.	17,224	6,339,121
		13,928,913
MOVIES & ENTERTAINMENT—3.4%
Liberty Media Corp. Series C Liberty Formula One*	65,151	4,729,963
World Wrestling Entertainment, Inc., Cl. A	53,527	5,620,335
		10,350,298
OIL & GAS EXPLORATION & PRODUCTION—3.3%
Diamondback Energy, Inc.	67,779	9,985,202
PERSONAL CARE PRODUCTS—1.3%
Oddity Tech Ltd., Cl. A*	75,042	3,998,988
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.1%
ASML Holding NV#	4,624	3,312,680
SEMICONDUCTORS—9.1%
Advanced Micro Devices, Inc.*	64,926	7,427,535
First Solar, Inc.*	18,983	3,937,074
Marvell Technology, Inc.	78,238	5,095,641
Monolithic Power Systems, Inc.	6,427	3,595,842
ON Semiconductor Corp.*	68,515	7,382,491
		27,438,583
SYSTEMS SOFTWARE—4.2%
Palo Alto Networks, Inc.*	28,811	7,201,598
ServiceNow, Inc.*	9,479	5,526,257
		12,727,855
TOTAL COMMON STOCKS
(Cost $259,904,034)		301,422,043
Total Investments
(Cost $259,904,034)	99.6%	$301,422,043
Unaffiliated Securities (Cost $259,904,034)		301,422,043
Other Assets in Excess of Liabilities	0.4%	1,236,810
NET ASSETS	100.0%	$302,658,853

*	Non-income producing security.
#	American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND

Schedule of Investments July 31, 2023 (Unaudited)

COMMON STOCKS—97.6%	SHARES	VALUE
AEROSPACE & DEFENSE—0.8%
Kratos Defense & Security Solutions, Inc.*	352,651	$5,321,503
APPAREL ACCESSORIES & LUXURY GOODS—0.1%
Canada Goose Holdings, Inc.*	22,954	418,681
APPAREL RETAIL—0.2%
MYT Netherlands Parent BV#,*	289,506	1,215,925
APPLICATION SOFTWARE—10.1%
nCino, Inc.*	139,459	4,511,499
Sprout Social, Inc., Cl. A*	128,154	7,322,719
SPS Commerce, Inc.*	174,815	31,534,878
Vertex, Inc., Cl. A*	1,309,706	27,189,497
		70,558,593
ASSET MANAGEMENT & CUSTODY BANKS—6.4%
Hamilton Lane, Inc., Cl. A	237,031	20,960,651
StepStone Group, Inc., Cl. A	841,792	23,629,102
		44,589,753
BIOTECHNOLOGY—6.6%
ACADIA Pharmaceuticals, Inc.*	1,014,327	29,658,922
Natera, Inc.*	153,520	6,942,174
Ultragenyx Pharmaceutical, Inc.*	224,395	9,675,912
		46,277,008
BROADLINE RETAIL—2.5%
Ollie’s Bargain Outlet Holdings, Inc.*	235,516	17,164,406
CARGO GROUND TRANSPORTATION—1.3%
RXO, Inc.*	395,734	8,725,935
CONSUMER FINANCE—0.5%
Upstart Holdings, Inc.*	55,618	3,820,400
ELECTRONIC EQUIPMENT & INSTRUMENTS—4.3%
Novanta, Inc.*	168,374	29,785,361
ENVIRONMENTAL & FACILITIES SERVICES—8.2%
Casella Waste Systems, Inc., Cl. A*	410,265	33,104,283
Montrose Environmental Group, Inc.*	585,451	23,693,202
		56,797,485
HEALTHCARE EQUIPMENT—11.5%
Glaukos Corp.*	501,118	38,656,242
Impulse Dynamics PLC, Class E*,@,(a)	904,912	2,986,210
Inmode Ltd.*	141,135	6,056,103
Inogen, Inc.*	361,130	2,950,432
Inspire Medical Systems, Inc.*	62,707	18,047,702
Nevro Corp.*	345,195	8,626,423
Tandem Diabetes Care, Inc.*	71,552	2,498,596
		79,821,708
HEALTHCARE FACILITIES—1.1%
US Physical Therapy, Inc.	68,931	8,014,607
HEALTHCARE SERVICES—3.0%
Agiliti, Inc.*	915,370	15,716,903
NeoGenomics, Inc.*	318,148	5,513,505
		21,230,408

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—97.6% (CONT.)	SHARES	VALUE
HEALTHCARE TECHNOLOGY—1.5%
Definitive Healthcare Corp., Cl. A*	893,707	$10,572,554
IT CONSULTING & OTHER SERVICES—0.9%
CI&T, Inc., Cl. A*	398,357	2,374,208
Globant SA*	21,816	3,811,909
		6,186,117
LEISURE FACILITIES—4.3%
Planet Fitness, Inc., Cl. A*	401,092	27,089,754
Xponential Fitness, Inc., Cl. A*	121,196	2,559,659
		29,649,413
LEISURE PRODUCTS—0.2%
Latham Group, Inc.*	348,254	1,372,121
MANAGED HEALTHCARE—6.0%
Progyny, Inc.*	1,007,348	42,066,852
OIL & GAS EQUIPMENT & SERVICES—3.3%
Core Laboratories NV	551,451	14,332,212
Dril-Quip, Inc.*	331,725	8,588,360
		22,920,572
PERSONAL CARE PRODUCTS—0.6%
Oddity Tech Ltd., Cl. A*	73,218	3,901,787
REAL ESTATE SERVICES—5.7%
FirstService Corp.	255,677	40,046,688
REGIONAL BANKS—0.4%
Axos Financial, Inc.*	46,561	2,188,367
Seacoast Banking Corp. of Florida	30,383	750,764
		2,939,131
RESEARCH & CONSULTING SERVICES—0.2%
NV5 Global, Inc.*	14,096	1,544,217
RESTAURANTS—0.9%
Wingstop, Inc.	36,039	6,075,455
SEMICONDUCTORS—2.4%
Impinj, Inc.*	139,749	9,310,078
SiTime Corp.*	55,972	7,220,948
		16,531,026
SYSTEMS SOFTWARE—0.6%
Rapid7, Inc.*	90,022	4,132,910
TRADING COMPANIES & DISTRIBUTORS—8.6%
SiteOne Landscape Supply, Inc.*	200,929	34,157,930
Transcat, Inc.*	260,467	21,847,972
Xometry, Inc., Cl. A*	182,293	3,784,403
		59,790,305
TRANSACTION & PAYMENT PROCESSING SERVICES—5.4%
Flywire Corp.*	1,105,486	37,741,292
TOTAL COMMON STOCKS
(Cost $607,763,448)		679,212,213
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	231,474	—
(Cost $1,041,633)		—

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

SHORT—TERM INVESTMENTS—1.1%	SHARES	VALUE
U.S. GOVERNMENT—1.1%
U.S. Treasury Bill, 0.00%, 8/3/23	8,000,000	$7,997,738
(Cost $7,997,738)		7,997,738
Total Investments
(Cost $616,802,819)	98.7%	$687,209,951
Affiliated Securities (Cost $1,041,633)		—
Unaffiliated Securities (Cost $615,761,186)		687,209,951
Other Assets in Excess of Liabilities	1.3%	8,868,001
NET ASSETS	100.0%	$696,077,952

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2023
Impulse Dynamics PLC, Class E	2/11/22	$2,986,210	0.24%	$2,986,210	0.43%
Prosetta Biosciences, Inc., Series D	2/6/15	1,041,633	0.10%	0	0.00%
Total				$2,986,210	0.43%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND

Schedule of Investments July 31, 2023 (Unaudited)

COMMON STOCKS—96.3%	SHARES	VALUE
ADVERTISING—0.6%
Magnite, Inc.*	149,769	$2,266,005
AEROSPACE & DEFENSE—5.8%
HEICO Corp.	86,005	15,135,160
Hexcel Corp.	34,820	2,461,078
Mercury Systems, Inc.*	71,176	2,703,264
		20,299,502
APPAREL ACCESSORIES & LUXURY GOODS—1.4%
Capri Holdings Ltd.*	131,164	4,841,263
APPAREL RETAIL—0.5%
Aritzia, Inc.*	26,284	500,031
Victoria's Secret & Co.*	53,575	1,097,752
		1,597,783
APPLICATION SOFTWARE—23.7%
ACI Worldwide, Inc.*	257,174	5,963,865
AppFolio, Inc., Cl. A*	26,631	4,809,292
Bill.com Holdings, Inc.*	51,956	6,512,165
Blackbaud, Inc.*	79,209	5,976,319
Blackline, Inc.*	55,731	3,236,856
Everbridge, Inc.*	93,302	2,877,434
Guidewire Software, Inc.*	36,894	3,129,349
HubSpot, Inc.*	16,330	9,480,381
Manhattan Associates, Inc.*	70,581	13,454,150
Q2 Holdings, Inc.*	108,919	3,863,357
SEMrush Holdings, Inc., Cl. A*	94,341	1,000,958
Smartsheet, Inc., Cl. A*	71,669	3,182,104
Sprout Social, Inc., Cl. A*	73,507	4,200,190
SPS Commerce, Inc.*	54,563	9,842,620
Vertex, Inc., Cl. A*	260,255	5,402,894
		82,931,934
ASSET MANAGEMENT & CUSTODY BANKS—0.3%
Affiliated Managers Group, Inc.	7,756	1,075,292
AUTOMOTIVE PARTS & EQUIPMENT—0.0%
Atmus Filtration Technologies, Inc.*	4,639	110,640
BIOTECHNOLOGY—6.3%
ACELYRIN, Inc.*	28,653	711,741
ADMA Biologics, Inc.*	506,775	2,103,116
Alkermes PLC*	40,937	1,198,635
Arcus Biosciences, Inc.*	40,904	813,990
Avidity Biosciences, Inc.*	70,040	666,080
Cabaletta Bio, Inc.*	274,652	3,740,760
Celldex Therapeutics, Inc.*	53,039	1,875,459
Karuna Therapeutics, Inc.*	12,763	2,549,665
MoonLake Immunotherapeutics, Cl. A*	54,678	3,324,969
Morphic Holding, Inc.*	35,366	2,006,313
RAPT Therapeutics, Inc.*	72,460	1,731,794
Vaxcyte, Inc.*	24,964	1,199,770
		21,922,292

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—96.3% (CONT.)	SHARES	VALUE
CONSUMER STAPLES MERCHANDISE RETAIL—2.3%
BJ's Wholesale Club Holdings, Inc.*	121,719	$8,071,187
DIVERSIFIED SUPPORT SERVICES—0.4%
RB Global, Inc.	22,371	1,442,482
ELECTRICAL COMPONENTS & EQUIPMENT—0.4%
Sunrun, Inc.*	66,735	1,266,630
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.9%
908 Devices, Inc.*	456,169	3,174,936
FOOD DISTRIBUTORS—3.1%
The Chefs' Warehouse, Inc.*	94,528	3,435,147
US Foods Holding Corp.*	170,857	7,300,720
		10,735,867
FOOTWEAR—0.5%
On Holding AG, Cl. A*	53,861	1,938,996
HEALTHCARE DISTRIBUTORS—0.3%
PetIQ, Inc., Cl. A*	62,035	1,038,466
HEALTHCARE EQUIPMENT—8.0%
Impulse Dynamics PLC, Class E*,@,(a)	1,105,151	3,646,998
Inmode Ltd.*	103,438	4,438,524
Insulet Corp.*	26,189	7,247,806
Paragon 28, Inc.*	75,516	1,334,368
QuidelOrtho Corp.*	79,576	6,951,759
Shockwave Medical, Inc.*	6,006	1,565,164
Tandem Diabetes Care, Inc.*	79,550	2,777,886
		27,962,505
HEALTHCARE SERVICES—0.4%
Privia Health Group, Inc.*	48,330	1,349,374
HEALTHCARE SUPPLIES—1.9%
Neogen Corp.*	284,112	6,588,557
HEALTHCARE TECHNOLOGY—2.7%
Doximity, Inc., Cl. A*	18,271	652,823
Veeva Systems, Inc., Cl. A*	43,687	8,921,759
		9,574,582
HOMEBUILDING—0.5%
Skyline Champion Corp.*	23,895	1,664,526
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.7%
Paycom Software, Inc.	16,428	6,057,989
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.6%
Gates Industrial Corp., PLC*	161,017	2,193,052
INTERACTIVE HOME ENTERTAINMENT—1.5%
Take-Two Interactive Software, Inc.*	35,288	5,396,947
INTERACTIVE MEDIA & SERVICES—0.8%
Bumble, Inc., Cl. A*	66,183	1,225,709
Tripadvisor, Inc.*	80,266	1,496,961
		2,722,670
LEISURE FACILITIES—0.8%
Planet Fitness, Inc., Cl. A*	40,235	2,717,472

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—96.3% (CONT.)	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—7.2%
Akoya Biosciences, Inc.*	139,659	$963,647
Bio-Techne Corp.	135,569	11,306,455
CryoPort, Inc.*	115,779	1,860,569
ICON PLC*	9,581	2,408,759
MaxCyte, Inc.*	193,490	864,900
Mesa Laboratories, Inc.	17,339	2,230,836
NanoString Technologies, Inc.*	153,836	732,259
Personalis, Inc.*	314,078	741,224
Repligen Corp.*	23,424	4,018,621
		25,127,270
MANAGED HEALTHCARE—1.9%
HealthEquity, Inc.*	96,344	6,545,611
MOVIES & ENTERTAINMENT—1.7%
Live Nation Entertainment, Inc.*	69,490	6,097,748
OIL & GAS EQUIPMENT & SERVICES—1.3%
ChampionX Corp.	79,644	2,835,326
ProPetro Holding Corp.*	166,265	1,735,807
		4,571,133
OIL & GAS EXPLORATION & PRODUCTION—3.6%
Coterra Energy, Inc.	85,796	2,362,822
Magnolia Oil & Gas Corp., Cl. A	463,096	10,257,576
		12,620,398
PERSONAL CARE PRODUCTS—0.5%
Oddity Tech Ltd., Cl. A*	34,327	1,829,286
PHARMACEUTICALS—1.3%
Pliant Therapeutics, Inc.*	54,049	964,234
Reata Pharmaceuticals, Inc., Cl. A*	17,099	2,831,253
Ventyx Biosciences, Inc.*	24,827	919,840
		4,715,327
REGIONAL BANKS—1.1%
Webster Financial Corp.	79,755	3,774,007
RESEARCH & CONSULTING SERVICES—0.6%
LegalZoom.com, Inc.*	144,125	2,202,230
RESTAURANTS—7.5%
Cava Group, Inc.*	13,900	793,829
Kura Sushi USA, Inc., Cl. A*	48,845	4,860,566
Shake Shack, Inc., Cl. A*	132,162	10,263,701
The Cheesecake Factory, Inc.	80,375	2,956,192
Wingstop, Inc.	43,860	7,393,919
		26,268,207
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.7%
SolarEdge Technologies, Inc.*	10,807	2,609,458
SEMICONDUCTORS—0.9%
Universal Display Corp.	22,496	3,281,716
SPECIALTY CHEMICALS—0.6%
Balchem Corp.	15,693	2,114,475
SYSTEMS SOFTWARE—0.4%
Rapid7, Inc.*	28,874	1,325,605

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—96.3% (CONT.)	SHARES	VALUE
TRADING COMPANIES & DISTRIBUTORS—0.4%
Xometry, Inc., Cl. A*	62,192	$1,291,106
TRANSACTION & PAYMENT PROCESSING SERVICES—1.2%
DLocal Ltd., Cl. A*	173,167	2,626,944
Marqeta, Inc., Cl. A*	288,721	1,611,063
		4,238,007
TOTAL COMMON STOCKS
(Cost $303,808,993)		337,552,533

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	50,688	—
(Cost $228,096)		—

RIGHTS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Tolero CDR*,@,(a),(c)	174,782	120,600
(Cost $94,483)		120,600

REAL ESTATE INVESTMENT TRUST—1.7%	SHARES	VALUE
RETAIL—1.7%
Tanger Factory Outlet Centers, Inc.	258,634	6,054,622
(Cost $4,259,450)		6,054,622

SPECIAL PURPOSE VEHICLE—0.7%		VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.7%
Crosslink Ventures Capital C, LLC, Cl. A*,@,(a),(b)		1,875,096
Crosslink Ventures Capital C, LLC, Cl. B*,@,(a),(b)		497,724
		2,372,820
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $2,275,000)		2,372,820
Total Investments
(Cost $310,666,022)	98.7%	$346,100,575
Affiliated Securities (Cost $2,503,096)		2,372,820
Unaffiliated Securities (Cost $308,162,926)		343,727,755
Other Assets in Excess of Liabilities	1.3%	4,403,059
NET ASSETS	100.0%	$350,503,634

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Contingent Deferred Rights.
*	Non-income producing security.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2023
Crosslink Ventures Capital C, LLC, Cl. A	10/2/20	$1,800,000	0.49%	$1,875,096	0.54%
Crosslink Ventures Capital C, LLC, Cl. B	12/16/20	475,000	0.10%	497,724	0.14%
Impulse Dynamics PLC, Class E	2/11/22	3,646,998	0.69%	3,646,998	1.04%
Prosetta Biosciences, Inc., Series D	2/6/15	228,096	0.10%	0	0.00%
Tolero CDR	2/6/17	94,483	0.08%	120,600	0.03%
Total				$6,140,418	1.75%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND

Schedule of Investments July 31, 2023 (Unaudited)

COMMON STOCKS—97.6%	SHARES	VALUE
APPLICATION SOFTWARE—29.8%
Agilysys, Inc.*	666,072	$49,042,881
Altair Engineering, Inc., Cl. A*	485,300	36,368,382
AppFolio, Inc., Cl. A*	398,096	71,892,157
Blackline, Inc.*	785,715	45,634,327
Clearwater Analytics Holdings, Inc., Cl. A*	3,771,754	64,987,321
Confluent, Inc., Cl. A*	1,372,916	47,420,519
Everbridge, Inc.*	1,254,369	38,684,740
Guidewire Software, Inc.*	829,671	70,372,694
Model N, Inc.*	750,603	25,010,092
nCino, Inc.*	746,179	24,138,891
PROS Holdings, Inc.*,(a)	2,813,838	106,925,844
Q2 Holdings, Inc.*	746,982	26,495,452
Smartsheet, Inc., Cl. A*	743,701	33,020,324
		639,993,624
BIOTECHNOLOGY—13.0%
Abcam PLC#,*	3,359,839	78,754,626
ACELYRIN, Inc.*	842,590	20,929,936
Ascendis Pharma AS#,*	275,636	24,848,585
Cabaletta Bio, Inc.*,(a)	3,220,950	43,869,339
MoonLake Immunotherapeutics, Cl. A*	628,193	38,200,416
Natera, Inc.*	1,576,353	71,282,683
		277,885,585
BUILDING PRODUCTS—1.2%
Trex Co., Inc.*	379,528	26,240,566
COMMUNICATIONS EQUIPMENT—0.8%
Extreme Networks, Inc.*	639,862	17,013,931
CONSTRUCTION MATERIALS—1.1%
Summit Materials, Inc., Cl. A*	618,196	22,366,331
ELECTRICAL COMPONENTS & EQUIPMENT—1.9%
Vicor Corp.*	439,643	40,565,860
HEALTHCARE EQUIPMENT—17.6%
Alphatec Holdings, Inc.*	2,078,399	36,725,310
AtriCure, Inc.*	1,269,164	70,248,227
Glaukos Corp.*	179,337	13,834,056
Impulse Dynamics PLC, Class E*,@,(b)	7,255,544	23,943,295
Inari Medical, Inc.*	399,669	22,809,110
Inspire Medical Systems, Inc.*	207,008	59,578,972
QuidelOrtho Corp.*	397,496	34,725,251
Shockwave Medical, Inc.*	256,320	66,796,992
Silk Road Medical, Inc.*	132,683	3,030,480
TransMedics Group, Inc.*	499,532	46,546,392
		378,238,085
HEALTHCARE TECHNOLOGY—3.4%
Schrodinger, Inc.*	485,436	25,393,157
Veeva Systems, Inc., Cl. A*	226,645	46,285,442
		71,678,599
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—3.9%
RBC Bearings, Inc.*	368,835	83,375,152

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—97.6% (CONT.)	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—11.1%
BioLife Solutions, Inc.*	1,695,493	$33,706,401
Bio-Techne Corp.	688,736	57,440,582
Bruker Corp.	712,882	48,989,251
CryoPort, Inc.*	1,929,436	31,006,036
Repligen Corp.*	395,385	67,832,251
		238,974,521
OIL & GAS EQUIPMENT & SERVICES—2.2%
ChampionX Corp.	1,338,465	47,649,354
PERSONAL CARE PRODUCTS—0.8%
Oddity Tech Ltd., Cl. A*	335,355	17,871,068
RESTAURANTS—3.3%
Kura Sushi USA, Inc., Cl. A*	249,354	24,813,216
Wingstop, Inc.	274,932	46,348,037
		71,161,253
SEMICONDUCTORS—1.4%
Rambus, Inc.*	484,282	30,320,896
SYSTEMS SOFTWARE—4.9%
Gitlab, Inc., Cl. A*	924,887	45,902,142
Rapid7, Inc.*	461,783	21,200,458
Tenable Holdings, Inc.*	765,870	37,267,234
		104,369,834
TRADING COMPANIES & DISTRIBUTORS—1.2%
Xometry, Inc., Cl. A*	1,274,867	26,466,239
TOTAL COMMON STOCKS
(Cost $1,744,015,450)		2,094,170,898

RIGHTS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Tolero CDR*,@,(b),(c)	11,905	8,214
(Cost $6,436)		8,214
Total Investments
(Cost $1,744,021,886)	97.6%	$2,094,179,112
Affiliated Securities (Cost $145,262,314)		150,795,183
Unaffiliated Securities (Cost $1,598,759,572)		1,943,383,929
Other Assets in Excess of Liabilities	2.4%	52,187,568
NET ASSETS	100.0%	$2,146,366,680

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
(c)	Contingent Deferred Rights.
#	American Depositary Receipts.
*	Non-income producing security.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2023
Impulse Dynamics PLC, Class E	6/2/23	$23,943,295	1.97%	$23,943,295	1.12%
Tolero CDR	2/6/17	6,436	0.00%	8,214	0.00%
Total				$23,951,509	1.12%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND

Schedule of Investments July 31, 2023 (Unaudited)

COMMON STOCKS—98.8%	SHARES	VALUE
ARGENTINA—2.3%
BROADLINE RETAIL—2.3%
MercadoLibre, Inc.*	2,800	$3,466,540
(Cost $3,721,133)
AUSTRALIA—3.4%
HEALTHCARE SUPPLIES—1.5%
Nanosonics Ltd.*	694,062	2,212,352
HEALTHCARE TECHNOLOGY—1.9%
Pro Medicus Ltd.	62,000	2,871,413
TOTAL AUSTRALIA
(Cost $4,793,451)		5,083,765
BRAZIL—4.7%
DIVERSIFIED BANKS—2.8%
NU Holdings Ltd., Cl. A*	533,000	4,242,680
FOOTWEAR—1.9%
Arezzo Industria e Comercio SA	158,000	2,753,201
TOTAL BRAZIL
(Cost $4,710,459)		6,995,881
CHINA—10.4%
AUTOMOBILE MANUFACTURERS—3.4%
BYD Co., Ltd., Cl. H	144,484	5,146,399
BREWERS—1.4%
Budweiser Brewing Co. APAC Ltd.	854,000	2,083,074
BROADLINE RETAIL—1.7%
Alibaba Group Holding Ltd.#,*	24,800	2,533,568
HOTELS RESORTS & CRUISE LINES—2.2%
Trip.com Group Ltd.#,*	78,000	3,201,120
RESTAURANTS—1.7%
Meituan, Cl. B*	135,600	2,588,703
TOTAL CHINA
(Cost $14,512,359)		15,552,864
DENMARK—2.2%
PHARMACEUTICALS—2.2%
Novo Nordisk AS, Cl. B	20,800	3,353,898
(Cost $2,859,218)
FRANCE—12.8%
APPAREL ACCESSORIES & LUXURY GOODS—2.4%
LVMH Moet Hennessy Louis Vuitton SE	3,850	3,575,757
DATA PROCESSING & OUTSOURCED SERVICES—1.9%
Teleperformance	19,557	2,836,523
ELECTRICAL COMPONENTS & EQUIPMENT—2.1%
Schneider Electric SE	17,700	3,157,186
HEALTHCARE SUPPLIES—2.1%
EssilorLuxottica SA	15,900	3,198,687
LIFE SCIENCES TOOLS & SERVICES—2.3%
Eurofins Scientific SE	50,500	3,473,218

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—98.8% (CONT.)	SHARES	VALUE
FRANCE—12.8% (CONT.)
OIL & GAS STORAGE & TRANSPORTATION—2.0%
Gaztransport Et Technigaz SA	24,324	$2,966,633
TOTAL FRANCE
(Cost $16,659,475)		19,208,004
GERMANY—6.7%
AEROSPACE & DEFENSE—2.2%
Hensoldt AG	98,800	3,359,203
LIFE SCIENCES TOOLS & SERVICES—2.0%
Gerresheimer AG	25,500	3,020,317
OIL & GAS REFINING & MARKETING—2.5%
VERBIO Vereinigte BioEnergie AG	76,054	3,707,374
TOTAL GERMANY
(Cost $8,736,076)		10,086,894
GREECE—1.9%
OTHER SPECIALTY RETAIL—1.9%
JUMBO SA	94,000	2,804,881
(Cost $2,453,722)
HONG KONG—2.5%
FINANCIAL EXCHANGES & DATA—2.5%
Hong Kong Exchanges & Clearing Ltd.	88,000	3,710,377
(Cost $3,463,364)
INDIA—8.1%
APPAREL ACCESSORIES & LUXURY GOODS—1.5%
Kalyan Jewellers India Ltd.*	1,059,074	2,250,983
DIVERSIFIED BANKS—2.6%
HDFC Bank Ltd.#	58,400	3,987,552
HOTELS RESORTS & CRUISE LINES—1.8%
MakeMyTrip Ltd.*	91,778	2,640,453
PACKAGED FOODS & MEATS—2.2%
Patanjali Foods Ltd.	203,656	3,297,429
TOTAL INDIA
(Cost $9,696,791)		12,176,417
IRELAND—2.7%
PACKAGED FOODS & MEATS—2.7%
Kerry Group PLC, Cl. A	40,441	4,017,846
(Cost $4,489,017)
ITALY—6.1%
APPAREL ACCESSORIES & LUXURY GOODS—2.1%
Moncler SpA	42,586	3,073,587
AUTOMOBILE MANUFACTURERS—4.0%
Ferrari NV	18,962	6,075,235
TOTAL ITALY
(Cost $4,053,259)		9,148,822

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—98.8% (CONT.)	SHARES	VALUE
JAPAN—5.5%
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.4%
Keyence Corp.	7,900	$3,545,313
PACKAGED FOODS & MEATS—1.6%
Kotobuki Spirits Co., Ltd.	32,500	2,473,897
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.5%
Lasertec Corp.	15,200	2,301,166
TOTAL JAPAN
(Cost $7,227,504)		8,320,376
MEXICO—2.0%
AIRPORT SERVICES—2.0%
Grupo Aeroportuario del Centro Norte SAB de CV	262,000	2,953,347
(Cost $2,441,099)
NETHERLANDS—8.3%
HEAVY ELECTRICAL EQUIPMENT—1.7%
Alfen Beheer BV*	36,800	2,553,669
SEMICONDUCTOR MATERIALS & EQUIPMENT—4.1%
ASML Holding NV	8,550	6,124,098
TRANSACTION & PAYMENT PROCESSING SERVICES—2.5%
Adyen NV*	2,075	3,851,231
TOTAL NETHERLANDS
(Cost $4,481,428)		12,528,998
NORWAY—1.6%
ENVIRONMENTAL & FACILITIES SERVICES—1.6%
Aker Carbon Capture ASA*	1,560,510	2,366,730
(Cost $3,626,911)
SAUDI ARABIA—2.0%
IT CONSULTING & OTHER SERVICES—2.0%
Elm Co.	17,000	3,081,485
(Cost $2,012,982)
SPAIN—2.5%
BIOTECHNOLOGY—2.5%
Grifols SA#,*	350,741	3,826,584
(Cost $5,818,963)
SWEDEN—1.8%
ASSET MANAGEMENT & CUSTODY BANKS—1.8%
EQT AB	112,298	2,682,192
(Cost $1,658,438)
SWITZERLAND—4.3%
ASSET MANAGEMENT & CUSTODY BANKS—2.2%
Partners Group Holding AG	2,884	3,237,863
SPECIALTY CHEMICALS—2.1%
Sika AG	10,150	3,159,244
TOTAL SWITZERLAND
(Cost $3,683,169)		6,397,107

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—98.8% (CONT.)	SHARES	VALUE
UNITED KINGDOM—4.1%
FINANCIAL EXCHANGES & DATA—2.6%
London Stock Exchange Group PLC	35,700	$3,876,683
PHARMACEUTICALS—1.5%
AstraZeneca PLC	16,100	2,313,098
TOTAL UNITED KINGDOM
(Cost $4,725,740)		6,189,781
UNITED STATES—2.9%
OIL & GAS EQUIPMENT & SERVICES—2.9%
Schlumberger NV	75,400	4,398,836
(Cost $2,359,583)
TOTAL COMMON STOCKS
(Cost $118,184,141)		148,351,625
Total Investments
(Cost $118,184,141)	98.8%	$148,351,625
Unaffiliated Securities (Cost $118,184,141)		148,351,625
Other Assets in Excess of Liabilities	1.2%	1,763,851
NET ASSETS	100.0%	$150,115,476

#	American Depositary Receipts.
*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND

Schedule of Investments July 31, 2023 (Unaudited)

COMMON STOCKS—96.1%	SHARES	VALUE
BIOTECHNOLOGY—20.2%
Abcam PLC#,*	30,806	$722,093
ADMA Biologics, Inc.*	378,254	1,569,754
Aerovate Therapeutics, Inc.*	57,874	1,009,901
Arrowhead Pharmaceuticals, Inc.*	58,716	2,026,876
Ascendis Pharma AS#,*	26,461	2,385,459
Biohaven Ltd.*	84,100	1,671,908
Bridgebio Pharma, Inc.*	20,544	719,246
Cabaletta Bio, Inc.*	89,169	1,214,482
Exact Sciences Corp.*	28,517	2,781,548
Forte Biosciences, Inc.*	1,192,842	1,204,770
Grifols SA*	206,401	3,032,095
HilleVax, Inc.*	87,043	1,324,795
ImmunoGen, Inc.*	73,717	1,313,637
Prothena Corp., PLC*	22,064	1,519,548
Vaxcyte, Inc.*	23,290	1,119,317
Vertex Pharmaceuticals, Inc.*	13,787	4,857,712
		28,473,141
HEALTHCARE DISTRIBUTORS—6.8%
Cardinal Health, Inc.	72,449	6,626,910
McKesson Corp.	7,123	2,866,295
		9,493,205
HEALTHCARE EQUIPMENT—27.1%
Alphatec Holdings, Inc.*	85,657	1,513,559
AtriCure, Inc.*	31,344	1,734,891
Boston Scientific Corp.*	109,445	5,674,723
Dexcom, Inc.*	26,709	3,326,873
Edwards Lifesciences Corp.*	25,962	2,130,701
GE HealthCare Technologies, Inc.	60,999	4,757,922
Glaukos Corp.*	23,999	1,851,283
IDEXX Laboratories, Inc.*	4,918	2,728,162
Impulse Dynamics PLC, Class E*,@,(a)	2,163,678	7,140,137
Intuitive Surgical, Inc.*	4,249	1,378,376
Shockwave Medical, Inc.*	5,075	1,322,545
Stryker Corp.	4,869	1,379,923
TransMedics Group, Inc.*	34,959	3,257,480
		38,196,575
HEALTHCARE FACILITIES—2.2%
Acadia Healthcare Co., Inc.*	38,182	3,017,523
HEALTHCARE SERVICES—7.1%
DaVita, Inc.*	24,799	2,529,250
The Cigna Group	25,465	7,514,722
		10,043,972
HEALTHCARE SUPPLIES—6.1%
Alcon, Inc.	71,051	6,046,194
Align Technology, Inc.*	1,851	699,475
Merit Medical Systems, Inc.*	25,014	1,867,795
		8,613,464

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—96.1% (CONT.)	SHARES	VALUE
HEALTHCARE TECHNOLOGY—1.5%
Schrodinger, Inc.*	40,194	$2,102,548
LIFE & HEALTH INSURANCE—1.0%
Oscar Health, Inc., Cl. A*	181,618	1,365,767
LIFE SCIENCES TOOLS & SERVICES—10.2%
Avantor, Inc.*	194,025	3,991,094
Charles River Laboratories International, Inc.*	7,129	1,493,811
Danaher Corp.	18,979	4,840,784
Stevanato Group SpA	64,976	2,029,200
West Pharmaceutical Services, Inc.	5,598	2,060,288
		14,415,177
MANAGED HEALTHCARE—4.5%
UnitedHealth Group, Inc.	12,617	6,388,870
PHARMACEUTICALS—9.4%
AstraZeneca PLC#	31,724	2,274,611
Elanco Animal Health, Inc.*	355,436	4,290,113
Eli Lilly & Co.	5,471	2,486,843
Reata Pharmaceuticals, Inc., Cl. A*	25,561	4,232,390
		13,283,957
TOTAL COMMON STOCKS
(Cost $122,405,404)		135,394,199

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	897,366	—
(Cost $4,038,147)		—

RIGHTS—0.9%	SHARES	VALUE
BIOTECHNOLOGY—0.9%
Tolero CDR*,@,(a),(c)	1,956,996	1,350,327
(Cost $1,044,370)		1,350,327
Total Investments
(Cost $127,487,921)	97.0%	$136,744,526
Affiliated Securities (Cost $4,038,147)		—
Unaffiliated Securities (Cost $123,449,774)		136,744,526
Other Assets in Excess of Liabilities	3.0%	4,193,068
NET ASSETS	100.0%	$140,937,594

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).

(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.

(c)	Contingent Deferred Rights.
*	Non-income producing security.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 7/31/2023
Impulse Dynamics PLC, Class E	2/11/22	$5,000,002	2.09%	$7,140,137	5.07%
Prosetta Biosciences, Inc., Series D	2/6/15	4,038,147	2.00%	0	0.00%
Tolero CDR	2/6/17	1,044,370	0.90%	1,350,327	0.95%
Total				$8,490,464	6.02%

See Notes to Financial Statements.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in ten series — Alger Capital Appreciation Fund, Alger 35 Fund, Alger Growth & Income Fund, Alger Mid Cap Growth Fund, Alger Mid Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger International Focus Fund and Alger Health Sciences Fund (collectively, the “Funds” or individually, each a “Fund”). Alger Capital Appreciation Fund, Alger 35 Fund, Alger Mid Cap Growth Fund, Alger Mid Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger International Focus Fund and Alger Health Sciences Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. Alger Growth & Income Fund also normally invests primarily in equity securities and has an investment objective of both capital appreciation and current income.

Each Fund offers one or more of the following share classes: Class A, B, C, I, Y and Z. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class B and C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I, Y and Z shares are generally sold to institutional investors and are sold without an initial or deferred sales charge. Class Y and Z shares are generally subject to a minimum initial investment of $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

Class Y shares of Alger Small Cap Growth Fund launched on December 31, 2021.

On May 23, 2023, the Board of Trustees (the “Board”) approved the transition of the Fund’s custodian and administrator from Brown Brothers Harriman & Company (the “Custodian”) to The Bank of New York Mellon. This change is anticipated to become effective in early 2024.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds’ investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.

The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of the valuation policies and procedures in accordance with the requirements of Rule 2a-5.

Investments in money market funds and short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments

●	Level 2 – significant other observable inputs (including quoted prices for similar investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of July 31, 2023 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$226,182,967	$226,182,967	$—	$—
Consumer Discretionary	291,222,233	281,822,173	9,400,060	—
Energy	65,653,127	65,653,127	—	—
Financials	124,615,984	124,615,984	—	—
Healthcare	205,182,292	205,182,292	—	—
Industrials	125,287,458	125,287,458	—	—
Information Technology	734,423,531	734,423,531	—	—
Materials	51,129,207	51,129,207	—	—
TOTAL COMMON STOCKS	$1,823,696,799	$1,814,296,739	$9,400,060	$—
PREFERRED STOCKS
Information Technology	1,194,657	—	—	1,194,657
SPECIAL PURPOSE VEHICLE
Information Technology	2,890,773	—	—	2,890,773
TOTAL INVESTMENTS IN SECURITIES	$1,827,782,229	$1,814,296,739	$9,400,060	$4,085,430

Alger 35 Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	5,723,386	5,723,386	—	—
Consumer Discretionary	5,987,350	5,987,350	—	—
Energy	1,463,696	1,463,696	—	—
Healthcare	3,702,619	3,158,320	—	544,299
Industrials	577,620	577,620	—	—
Information Technology	9,919,727	9,919,727	—	—
Real Estate	625,743	625,743	—	—
TOTAL COMMON STOCKS	$28,000,141	$27,455,842	$—	$544,299
TOTAL INVESTMENTS IN SECURITIES	$28,000,141	$27,455,842	$—	$544,299

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Growth & Income Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$30,519,024	$30,519,024	$—	$—
Consumer Discretionary	23,891,420	23,891,420	—	—
Consumer Staples	22,515,284	22,515,284	—	—
Energy	16,461,714	16,461,714	—	—
Financials	40,820,596	40,820,596	—	—
Healthcare	43,590,202	43,590,202	—	—
Industrials	20,244,727	20,244,727	—	—
Information Technology	99,046,005	99,046,005	—	—
Materials	8,104,620	8,104,620	—	—
Utilities	4,123,233	4,123,233	—	—
TOTAL COMMON STOCKS	$309,316,825	$309,316,825	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	1,818,648	1,818,648	—	—
REAL ESTATE INVESTMENT TRUST
Financials	1,549,664	1,549,664	—	—
Real Estate	10,311,019	10,311,019	—	—
TOTAL REAL ESTATE INVESTMENT TRUST	$11,860,683	$11,860,683	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$322,996,156	$322,996,156	$—	$—

Alger Mid Cap Growth Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	11,652,084		11,652,084	—	—
Consumer Discretionary	26,036,336		26,036,336	—	—
Consumer Staples	1,945,469		1,945,469	—	—
Energy	6,307,948		6,307,948	—	—
Financials	14,798,939		14,798,939	—	—
Healthcare	43,249,685		43,249,685	—	—
Industrials	43,765,960		43,765,960	—	—
Information Technology	54,094,129		54,094,129	—	—
Materials	5,884,396		5,884,396	—	—
Real Estate	11,256,872		11,256,872	—	—
TOTAL COMMON STOCKS	$218,991,818		$218,991,818	$—	$—
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
RIGHTS
Healthcare	407,141		—	—	407,141
SPECIAL PURPOSE VEHICLE
Information Technology	1,747,788		—	—	1,747,788
TOTAL INVESTMENTS IN SECURITIES	$221,146,747		$218,991,818	$—	$2,154,929

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$25,296,152	$25,296,152	$—	$—
Consumer Discretionary	26,821,389	26,821,389	—	—
Consumer Staples	3,998,988	3,998,988	—	—
Energy	9,985,202	9,985,202	—	—
Healthcare	57,520,807	57,520,807	—	—
Industrials	28,215,575	28,215,575	—	—
Information Technology	144,536,253	144,536,253	—	—
Materials	5,047,677	5,047,677	—	—
TOTAL COMMON STOCKS	$301,422,043	$301,422,043	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$301,422,043	$301,422,043	$—	$—

Alger Weatherbie Specialized
Growth Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	55,896,001		55,896,001	—	—
Consumer Staples	3,901,787		3,901,787	—	—
Energy	22,920,572		22,920,572	—	—
Financials	89,090,576		89,090,576	—	—
Healthcare	207,983,137		204,996,927	—	2,986,210
Industrials	132,179,445		132,179,445	—	—
Information Technology	127,194,007		127,194,007	—	—
Real Estate	40,046,688		40,046,688	—	—
TOTAL COMMON STOCKS	$679,212,213		$676,226,003	$—	$2,986,210
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
SHORT TERM INVESTMENTS
U.S. Government	7,997,738		—	7,997,738	—
TOTAL INVESTMENTS IN SECURITIES	$687,209,951		$676,226,003	$7,997,738	$2,986,210

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$16,483,370		$16,483,370	$—	$—
Consumer Discretionary	39,138,887		39,138,887	—	—
Consumer Staples	20,636,340		20,636,340	—	—
Energy	17,191,531		17,191,531	—	—
Financials	9,087,306		9,087,306	—	—
Healthcare	104,823,984		101,176,986	—	3,646,998
Industrials	34,752,991		34,752,991	—	—
Information Technology	93,323,649		93,323,649	—	—
Materials	2,114,475		2,114,475	—	—
TOTAL COMMON STOCKS	$337,552,533		$333,905,535	$—	$3,646,998
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
RIGHTS
Healthcare	120,600		—	—	120,600
REAL ESTATE INVESTMENT TRUST
Real Estate	6,054,622		6,054,622	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	2,372,820		—	—	2,372,820
TOTAL INVESTMENTS IN SECURITIES	$346,100,575		$339,960,157	$—	$6,140,418

Alger Small Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	71,161,253	71,161,253	—	—
Consumer Staples	17,871,068	17,871,068	—	—
Energy	47,649,354	47,649,354	—	—
Healthcare	966,776,790	942,833,495	—	23,943,295
Industrials	176,647,817	176,647,817	—	—
Information Technology	791,698,285	791,698,285	—	—
Materials	22,366,331	22,366,331	—	—
TOTAL COMMON STOCKS	$2,094,170,898	$2,070,227,603	$—	$23,943,295
RIGHTS
Healthcare	8,214	—	—	8,214
TOTAL INVESTMENTS IN SECURITIES	$2,094,179,112	$2,070,227,603	$—	$23,951,509

Alger International Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$40,110,427	$20,670,117	$19,440,310	$—
Consumer Staples	11,872,246	4,017,846	7,854,400	—
Energy	11,072,843	4,398,836	6,674,007	—
Financials	25,588,578	8,230,232	17,358,346	—
Healthcare	24,269,567	3,826,584	20,442,983	—
Industrials	17,226,658	2,953,347	14,273,311	—
Information Technology	15,052,062	—	15,052,062	—
Materials	3,159,244	—	3,159,244	—
TOTAL COMMON STOCKS	$148,351,625	$44,096,962	$104,254,663	$—
TOTAL INVESTMENTS IN SECURITIES	$148,351,625	$44,096,962	$104,254,663	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Health Sciences Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Financials	$1,365,767		$1,365,767	$—	$—
Healthcare	134,028,432		116,605,236	10,283,059	7,140,137
TOTAL COMMON STOCKS	$135,394,199		$117,971,003	$10,283,059	$7,140,137
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
RIGHTS
Healthcare	1,350,327		—	—	1,350,327
TOTAL INVESTMENTS IN SECURITIES	$136,744,526		$117,971,003	$10,283,059	$8,490,464

* Alger Mid Cap Growth Fund’s, Alger Weatherbie Specialized Growth Fund’s, Alger Small Cap Growth Fund’s and Alger Health Sciences Fund’s holdings of Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2023.

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Common Stocks
Opening balance at November 1, 2022	$444,301 (a)
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(955,344)
Included in net change in unrealized appreciation (depreciation) on investments	1,446,392
Purchases and sales
Purchases	—
Sales	(935,349)
Closing balance at July 31, 2023	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Preferred Stocks
Opening balance at November 1, 2022	$1,215,538
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(20,881)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2023	1,194,657
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$(20,881)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Special Purpose
Alger Capital Appreciation Fund	Vehicle
Opening balance at November 1, 2022	$2,934,840
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(44,067)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2023	2,890,773
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$(44,067)

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger 35 Fund	Common Stocks
Opening balance at November 1, 2022	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	544,299
Sales	—
Closing balance at July 31, 2023	544,299
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2022	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2023	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Rights
Opening balance at November 1, 2022	$354,035
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	53,106
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2023	407,141
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$53,106

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Special Purpose
Alger Mid Cap Growth Fund	Vehicle
Opening balance at November 1, 2022	$1,775,546
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(27,758)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2023	1,747,788
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$(27,758)

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Fund	Common Stocks
Opening balance at November 1, 2022	$2,986,210
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2023	2,986,210
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Fund	Preferred Stocks
Opening balance at November 1, 2022	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2023	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Common Stocks
Opening balance at November 1, 2022	$3,646,998
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2023	3,646,998
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2022	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2023	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Rights
Opening balance at November 1, 2022	$104,869
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	15,731
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2023	120,600
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$15,731

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Special Purpose
Alger Small Cap Growth Fund	Vehicle
Opening balance at November 1, 2022	$2,410,106
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(37,286)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2023	2,372,820
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$(37,286)

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Common Stocks
Opening balance at November 1, 2022	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	23,943,295
Sales	—
Closing balance at July 31, 2023	23,943,295
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Rights
Opening balance at November 1, 2022	$7,143
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	1,071
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2023	8,214
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$1,071

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Common Stocks
Opening balance at November 1, 2022	$5,000,002
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	2,140,135
Sales	—
Closing balance at July 31, 2023	7,140,137
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Preferred Stocks
Opening balance at November 1, 2022	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2023	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Rights
Opening balance at November 1, 2022	$1,174,198
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	176,129
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2023	1,350,327
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$176,129

(a) Represents the sale of Level 3 common stock, Altaba, Inc., for the period ended July 31, 2023.

* Includes securities that are fair valued at zero.

The following table provides quantitative information about each Fund’s Level 3 fair value measurements of its investments as of July 31, 2023. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund’s fair value measurements.

	Fair Value July 31, 2023		Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Capital Appreciation Fund
Preferred Stocks	$1,194,657		Market Approach	Revenue Multiple	14.0x-16.0x	N/A
Special Purpose Vehicle	2,890,773		Market Approach	Revenue Multiple	14.0x-16.0x	N/A

Alger 35 Fund
Common Stocks	$544,299		Market Approach	Recent Transaction Price	N/A	N/A

Alger Mid Cap Growth Fund
Preferred Stocks	$—	*	Income Approach	Discount Rate	100.00%	N/A
Rights	407,141		Income Approach	Discount Rate	7.94%-9.43%	N/A
				Probability of Success	0.00%-60.00%
Special Purpose Vehicle	1,747,788		Market Approach	Revenue Multiple	14.0x-16.0x	N/A

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value July 31, 2023		Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Weatherbie Specialized Growth Fund
Common Stocks	$2,986,210		Market Approach	Recent Transaction Price	N/A	N/A
Preferred Stocks	—	*	Income Approach	Discount Rate	100.00%	N/A

Alger Small Cap Growth Fund
Common Stocks	$3,646,998		Market Approach	Recent Transaction Price	N/A	N/A
Preferred Stocks	—	*	Income Approach	Discount Rate	100.00%	N/A
Rights	120,600		Income Approach	Discount Rate	7.94%-9.43%	N/A
				Probability of Success	0.00%-60.00%
Special Purpose Vehicle	2,372,820		Market Approach	Revenue Multiple	14.0x-16.0x	N/A

Alger Small Cap Focus Fund
Common Stocks	$23,943,295		Market Approach	Recent Transaction Price	N/A	N/A
Rights	8,214		Income Approach	Discount Rate	7.94%-9.43%	N/A
				Probability of Success	0.00%-60.00%

Alger Health Sciences Fund
Common Stocks	$7,140,137		Market Approach	Recent Transaction Price	N/A	N/A
Preferred Stocks	—	*	Income Approach	Discount Rate	100.00%	N/A
Rights	1,350,327		Income Approach	Discount Rate	7.94%-9.43%	N/A
				Probability of Success	0.00%-60.00%

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2023.

The significant unobservable inputs used in the fair value measurement of each Fund’s securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of July 31, 2023, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash, foreign cash and cash equivalents
Alger Capital Appreciation Fund	$576	$25	$551	$—
Alger 35 Fund	1,802,059	—	1,802,059	—
Alger Growth & Income Fund	13,362,883	—	13,362,883	—
Alger Mid Cap Growth Fund	5,680,635	7	5,680,628	—
Alger Mid Cap Focus Fund	478	—	478	—
Alger Weatherbie Specialized Growth Fund	9,787,639	—	9,787,639	—
Alger Small Cap Growth Fund	1,879,990	—	1,879,990	—
Alger Small Cap Focus Fund	16,009,962	7	16,009,955	—
Alger International Focus Fund	1,115,920	20,534	1,095,386	—
Alger Health Sciences Fund	3,444,378	—	3,444,378	—
Bank overdraft	(695)	(695)	—	—

NOTE 4 — Affiliated Securities:

During the nine-month period ended July 31, 2023, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the nine-month period ended July 31, 2023 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at October 31, 2022	Shares Purchased	Shares Sold	Shares Held at July 31, 2023	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2023
Alger Capital Appreciation Fund
Special Purpose Vehicle
Crosslink Ventures Capital C, LLC, Cl. A***					$–	$–	$(44,067)	$2,890,773
Total					$–	$–	$(44,067)	$2,890,773

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at October 31, 2022	Shares Purchased	Shares Sold	Shares Held at July 31, 2023	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2023
Alger Mid Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D**	219,610	–	–	219,610	$–	$–	$–	$–	*
Special Purpose Vehicle
Crosslink Ventures Capital C, LLC, Cl. A***					–	–	(19,056)	1,250,064
Crosslink Ventures Capital C, LLC, Cl. B***					–	–	(8,702)	497,724
Total					$–	$–	$(27,758)	$1,747,788	*

Security	Shares Held at October 31, 2022	Shares Purchased	Shares Sold	Shares Held at July 31, 2023	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2023
Alger Weatherbie Specialized Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D**	231,474	–	–	231,474	$–	$–	$–	$–	*
Total					$–	$–	$–	$–	*

Security	Shares Held at October 31, 2022	Shares Purchased	Shares Sold	Shares Held at July 31, 2023	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2023
Alger Small Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D**	50,688	–	–	50,688	$–	$–	$–	$–	*
Special Purpose Vehicle
Crosslink Ventures Capital C, LLC, Cl. A***					–	–	(28,584)	1,875,096
Crosslink Ventures Capital C, LLC, Cl. B***					–	–	(8,702)	497,724
Total					$–	$–	$(37,286)	$2,372,820	*

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at October 31, 2022	Shares Purchased	Shares Sold	Shares Held at July 31, 2023	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2023
Alger Small Cap Focus Fund
Common Stocks
908 Devices, Inc.****	1,991,055	53,198	(2,044,253)	–	$–	$(26,557,727)	$9,318,305	$–
Cabaletta Bio, Inc.	–	3,220,950	–	3,220,950	–	–	8,948,363	43,869,339
Heska Corp.****	468,150	245,443	(713,593)	–	–	29,578,317	1,990,021	–
PROS Holdings, Inc.	2,978,898	–	(165,060)	2,813,838	–	(3,529,861)	40,547,509	106,925,844
Total					$–	$(509,271)	$60,804,198	$150,795,183

Security	Shares Held at October 31, 2022	Shares Purchased	Shares Sold	Shares Held at July 31, 2023	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2023
Alger Health Sciences Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D**	897,366	–	–	897,366	$–	$–	$–	$–	*
Total					$–	$–	$–	$–	*

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2023.

** Prosetta Biosciences, Inc., Series D is deemed to be an affiliate of the Funds because the Funds and Prosetta Biosciences, Inc., Series D are under common control.

*** The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures Capital C, LLC, Class A and Crosslink Ventures Capital C, LLC, Class B. There were no capital increases or decreases for the nine-month period ended July 31, 2023.

**** Non-affiliated at July 31, 2023.